Consolidated Balance Sheets	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Series A preferred shares [Member] USD ($)	Dec. 31, 2013 Series A preferred shares [Member] CNY	Dec. 31, 2012 Series A preferred shares [Member] CNY	Dec. 31, 2013 Series B preferred shares [Member] USD ($)	Dec. 31, 2013 Series B preferred shares [Member] CNY	Dec. 31, 2012 Series B preferred shares [Member] CNY	Dec. 31, 2013 Ordinary shares [Member] USD ($)	Dec. 31, 2013 Ordinary shares [Member] CNY	Dec. 31, 2012 Ordinary shares [Member] CNY	Dec. 31, 2013 High-vote ordinary shares [Member] USD ($)	Dec. 31, 2013 High-vote ordinary shares [Member] CNY	Dec. 31, 2012 High-vote ordinary shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 60,634,132	367,060,844	311,140,162
Restricted cash (note 2(k))	17,087,071	103,440,000	61,400,000
Short-term investments (note 2(l))	245,436,719	1,485,800,264	1,581,502,010
Accounts receivable, net (note 4)	27,766,941	168,092,731	127,972,645
Amounts due from related parties (note 15)	10,926,114	66,143,414	23,638,777
Prepaid expenses	5,558,844	33,651,574	21,240,039
Deferred income tax assets (Note 9)	1,090,914	6,604,069	15,342,365
Other current assets	12,534,522	75,880,236	53,324,035
Total current assets	381,035,257	2,306,673,132	2,195,560,033
Property and equipment, net (note 5)	14,533,222	87,979,770	72,362,186
Investment in non-consolidated affiliates (note 6)	8,600,895	52,067,235	42,030,976
Goodwill (note 7)	15,900,283	96,255,546	77,782,117
Intangible assets, net (note 7)	2,703,495	16,366,145	14,712,153
Deferred tax assets, non-current (note 9)	1,840,241	11,140,266	31,037,220
Other non-current assets	9,613,021	58,194,346	37,147,940
Total non-current assets	53,191,157	322,003,308	275,072,592
Total assets	434,226,414	2,628,676,440	2,470,632,625
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to eLong, Inc. of RMB56,659,132 and RMB127,312,978 (US$21,030,606) as of December 31, 2012 and 2013, respectively)	29,200,168	176,769,058	119,199,583
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to eLong, Inc. of RMB1,584,694 and RMB5,577,145 (US$921,279) as of December 31, 2012 and 2013, respectively)	3,738,703	22,632,988	14,671,167
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to eLong, Inc. of RMB1,053,898 and RMB1,645,435 (US$271,806) as of December 31, 2012 and 2013, respectively) (note 15)	16,024,937	97,010,163	89,634,516
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to eLong, Inc. of Nil as of December 31, 2012 and 2013, respectively) (note 2(f))	3,501,622	21,197,767	10,196,640
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB42,438,420 and RMB51,770,379 (US$8,551,857) as of December 31, 2012 and 2013, respectively) (note 8)	55,817,679	337,903,480	198,970,866
Total current liabilities	108,283,109	655,513,456	432,672,772
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to eLong, Inc. of RMB40,591 and RMB2,033,699 (US$335,943) as of December 31, 2012 and 2013, respectively) (note 9)	335,943	2,033,699	40,591
Other liabilities (including other liabilities of the consolidated VIEs without recourse to eLong, Inc. of RMB44,999 and RMB44,999 (US$7,434) as of December 31, 2012 and 2013, respectively)	7,434	44,999	1,044,999
Total non-current liabilities	343,377	2,078,698	1,085,590
Total liabilities	108,626,486	657,592,154	433,758,362
Commitments and contingencies (note 10)
Shareholders' equity
Preferred shares
Ordinary shares										444,513	2,690,950	2,690,950	473,177	2,864,471	2,864,471
Treasury stock, at cost (2,535,474 and 1,021,118 ordinary shares as at December 31, 2012 and 2013, respectively) (note 2(z))	(5,109,193)	(30,929,521)	(70,104,782)
Additional paid-in capital	379,624,464	2,298,132,619	2,238,576,796
Statutory reserves (note 16)	3,324,361	20,124,682	15,408,707
Accumulated deficit	(56,311,869)	(340,895,163)	(152,561,879)
Total eLong, Inc. shareholders' equity	322,445,453	1,951,988,038	2,036,874,263
Noncontrolling interest	3,154,475	19,096,248
Total shareholders' equity	325,599,928	1,971,084,286	2,036,874,263
Total liabilities and shareholders' equity	$ 434,226,414	2,628,676,440	2,470,632,625